Derivative Liabilities	12 Months Ended
Aug. 31, 2018
Derivative Liabilities Abstract
Derivative Liabilities

10.	Derivative Liabilities

As at August 31, 2018 and 2017, the Company had no derivative liabilities. As at August 31, 2016, the Company had 175,000 derivative warrant liabilities outstanding with a fair value of $Nil,

The Company had warrants issued with a cashless exercise price and warrants issued with an exercise price in US dollars which was different from the functional currency of the Company and accordingly the warrants were treated as a financial liabilities. The following table sets out the changes in derivative warrant liabilities during the respective periods:

	Number of Warrants	Fair Value Assigned $	Average Exercise Price $
As at August 31, 2015	1,305	281,210	US 466.66
Warrants expired	(1,305)	(281,210)	(466.66)
Warrants issued	175,000	—	15.00
As at August 31, 2016	175,000	—	15.00
Warrants expired	(175,000)	—	(15.00)
As at August 31, 2017 and 2018	—	—	—

On June 22, 2016, the Company entered into a consulting agreement and issued 175,000 common share purchase warrants exercisable at $15.00 with a cashless exercise option. At August 31, 2016, the Company determined that it would not continue with the agreement and it was suspended and on January 15, 2017, the agreement was mutually terminated no warrants were exercised.